OPERATING LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
OPERATING LEASE COMMITMENTS [Abstract]
Schedule of Future Minimum Payments under Operating Leases
Years Ended
December 31,	Reservoir rental
2013	$16,051
2014	16,051
2015	16,051
2016	16,051
2017	16,051
Over five years	256,816
$337,071